Common Stock	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Common Stock

12. Common Stock

The Company is authorized to issue unlimited shares of common stock with a par value of $0.021848. Each share of common stock is entitled to one vote. At December 31, 2021 and 2020, the number of shares of common stock issued and outstanding were 369,718,680 and 363,325,542, respectively.

No Common Stock dividend was declared by the Company’s Board of Directors for the years ended December 31, 2021, 2020 and 2019.